Accrued Warranty (Warranty Obligations) (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Beginning balance	$ 1,381	$ 806	$ 806	$ 697	$ 126
Accruals for warranties issued during the period	3,076	1,572	1,895	847	827
Settlements made during the period	(1,804)	(991)	(1,320)	(738)	(256)
Ending balance	$ 2,653	$ 1,387	$ 1,381	$ 806	$ 697